Property, equipment, intangible assets and leases - Summary of right-of-use assets and lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Beginning balance	R$ 284,509	R$ 183,134
Current	0	0
Non-current	258,491	284,509
Additions	49,764	116,248
Depreciation expense	(79,256)	(45,511)
Decrease Through Write-Off, Right-Of-Use Assets		856
Revaluation	8,929	25,305
Effects of exchange rate	(5,455)	6,189
Ending balance	258,491	284,509
Lease liabilities
Beginning balance	318,555	208,448
Current	69,722	71,925
Non-current	215,916	246,630
Additions	49,853	116,248
Decrease Through Write-Off, Lease Liabilities		0
Interest expense	22,794	17,488
Revaluation	(89)	24,234
Effects of exchange rate	(5,820)	7,486
Payment of lease liabilities	(99,655)	(55,349)
Ending balance	R$ 285,638	R$ 318,555